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
Form 13F Report for the Calendar Year or Quarter Ended:                                                                    3/31/03

Check here if Amendment [  ]; Amendment Number:                       ____
    This Amendment (check only one):                                  [  ] is a restatement
                                                                      [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Horizon Bancorp
Address:   515 Franklin Square
           Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Foglesong
Title:     Chief Financial Officer
Phone:     219-873-2608


Signature, Place, and Date of Signing:

/s/ James Foglesong, Chief Financial Officer                          Michigan City, IN
--------------------------------------------                          -----------------
                                                                      Place
4/11/03
-------
Date

Report Type (check only one):
                                                 [ X ] 13F Holdings Report
                                                           [  ] 13F Notice
                                               [  ] 13F Combination Report

List of Other Managers Reporting for this Manager:                    Horizon Trust & Investment Management










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
Report Summary:

Number of Other Included Managers:                                                                                1

Form 13F Information Table Entry Total:                                                                          96

Form 13F Information Table Value Total:                                                                 $52,062,359


List of Other Included Managers:                                   Horizon Trust & Investment Management








            NAME OF ISSUER (1)                   TYPE (2)        CUSIP (3)    MARKET (4)       SHARES/PV (5)
            ------------------                   --------        ---------    ----------       -------------
AOL Time Warner                              Equity            00184A105           327,168              30126
Abbott Laboratories                          Equity            2824100           1,109,570              29502
ADR Abbey Natl PLC 7.25% Pfd                 Preferred Stock   2920502             217,224               8400
Altria Group, Inc.                           Equity            02209S103         1,140,877              38080
Ambac Financial Group 5.875% PFD             Preferred Stock   23139603            306,000              12240
America Movil - ADR Series L                 Equity            02364W105           422,492              31600
American Express Company                     Equity            25816109            252,482               7598
American International Group Inc             Equity            26874107          1,034,939              20929
Amgen Inc                                    Equity            31162100            239,120               4155
Anadarko Petroleum Corp                      Equity            32511107            272,318               5985
Bac Cap Trust III 7.00% PFD                  Preferred Stock   05518E202           416,962              15640
BP Amoco PLC, ADR's                          Equity            55622104          1,512,882              39204
Bellsouth Corp                               Equity            79860102            634,129              29263
Berkshire Hathaway Inc Del Cl A              Equity            84670108            446,600                  7
Berkshire Hathaway, Inc. Cl B                Equity            84670207            536,387                251
Best Buy Inc                                 Equity            86516101            373,939              13865
Bluegreen Corp                               Equity            96231105            346,835              97700
Boeing Company                               Equity            97023105            223,109               8903
Bristol Myers Squibb CO.                     Equity            110122108           218,379              10335
Cardinal Health Inc                          Equity            14149Y108           607,984              10672
Cendant Corp.                                Equity            151313103           248,412              19560
ChevronTexaco Corp                           Equity            166764100           478,022               7394
Cisco Systems Inc                            Equity            17275R102         1,130,779              87117
Citigroup, Inc.                              Equity            172967101         1,212,778              35204
Coca-Cola Company                            Equity            191216100           550,042              13588
Concord Efs, Inc.                            Equity            206197105           144,760              15400
Con Edison 7.25% Pfd                         Preferred Stock   209115203           204,820               7600
Continental Airlines Cl B                    Equity            210795308           112,640              22000
Corning Inc Com                              Equity            219350105           129,625              22196
Cytyc                                        Equity            232946103           561,150              43000
DNP Select Income Fund Inc.                  Equity            23325P104         3,001,402             302256
DELL Computer Corp                           Equity            247025109           564,033              20653
Disney                                       Equity            254687106           257,019              15101
Du Pont DE Nemours                           Equity            263534109           385,180               9912
EMC Corporation                              Equity            268648102           296,408              40997
Epoch Pharmaceuticals Inc                    Equity            294273107            32,200              20000
Exxon Mobil Corp                             Equity            30231G102           987,582              28257
Federal-Mogul Corporation                    Equity            313549107             2,880              20000
Fedex Corporation                            Equity            31428X106           252,221               4580
Furrs Bishops Inc                            Equity            361115603               125              12500
General Electric Company                     Equity            369604103         2,569,049             100747


                                   -------------------------------------                     ------------------------------------
                                     INVESTMENT DIRECTION (6)                                         VOTING AUTHORITY (8)
                                   -------------------------------------                     ------------------------------------
            NAME OF ISSUER (1)            SOLE        SHARED       NONE  OTHER MANAGERS (7)        SOLE      SHARED      OTHER
            ------------------     ------------------------------------- ------------------  ------------------------------------
                                                                          Not Applicable
AOL Time Warner                         11711         17465        950                            6149          0        23977
Abbott Laboratories                     14995         11152       3355                            4150          0        25352
ADR Abbey Natl PLC 7.25% Pfd              800          5200       2400                               0          0         8400
Altria Group, Inc.                      15970         18855       3255                            4080          0        34000
Ambac Financial Group 5.875% PFD         8640          3600          0                               0          0        12240
America Movil - ADR Series L             1600             0      30000                            1600          0        30000
American Express Company                    0          7293        305                               0          0         7598
American International Group Inc         8516         10539       1874                            2000          0        18929
Amgen Inc                                 555          3100        500                              44          0         4111
Anadarko Petroleum Corp                  3050          2935          0                             650          0         5335
Bac Cap Trust III 7.00% PFD              3200         12440          0                            2640          0        13000
BP Amoco PLC, ADR's                     20768         17108       1328                            3000          0        36204
Bellsouth Corp                          14925         10730       3608                            6775          0        22488
Berkshire Hathaway Inc Del Cl A             0             6          1                               0          0            7
Berkshire Hathaway, Inc. Cl B               6           235         10                               2          0          249
Best Buy Inc                             8720          4395        750                            2100          0        11765
Bluegreen Corp                              0             0      97700                               0          0        97700
Boeing Company                           3675          4018       1210                             100          0         8803
Bristol Myers Squibb CO.                 1975          6164       2196                            1750        100         8485
Cardinal Health Inc                      5861          4125        686                            1536        100         9036
Cendant Corp.                            8910         10650          0                            2150          0        17410
ChevronTexaco Corp                       3550          2351       1493                            1135          0         6259
Cisco Systems Inc                       25608         57647       3862                           12430        300        74387
Citigroup, Inc.                         16417         16867       1920                            6442          0        28762
Coca-Cola Company                        3425          7337       2826                             900        150        12538
Concord Efs, Inc.                        6000          8900        500                            1100          0        14300
Con Edison 7.25% Pfd                     3000          4000        600                             600          0         7000
Continental Airlines Cl B                   0             0      22000                               0          0        22000
Corning Inc Com                          3317         18279        600                            1350         75        20771
Cytyc                                       0             0      43000                               0          0        43000
DNP Select Income Fund Inc.            103544        177687      21025                           42801          0       259455
DELL Computer Corp                       6688         13420        545                            1780        600        18273
Disney                                   2500         11631        970                             600          0        14501
Du Pont DE Nemours                       5151          4246        515                            2734        100         7078
EMC Corporation                         11945         28255        797                            6445         50        34502
Epoch Pharmaceuticals Inc                   0             0      20000                               0          0        20000
Exxon Mobil Corp                         7214         16732       4311                            1610          0        26647
Federal-Mogul Corporation                   0             0      20000                               0          0        20000
Fedex Corporation                        1085          2745        750                             350          0         4230
Furrs Bishops Inc                           0             0      12500                               0          0        12500
General Electric Company                42911         48201       9635                           16510        100        84137



            NAME OF ISSUER (1)                   TYPE (2)        CUSIP (3)    MARKET (4)       SHARES/PV (5)
            ------------------                   --------        ---------    ----------       -------------
General Electric Cap Corp 6.10% Pfd          Preferred Stock   369622519           320,416              12400
Harley-Davidson                              Equity            412822108           371,924               9366
Home Depot Incorporated                      Equity            437076102           375,948              15433
Illinois Tool Works Inc                      Equity            452308109           388,733               6685
Intel Corp                                   Equity            458140100           760,683              46725
International Business Machines Corp         Equity            459200101           501,717               6397
iShares S&P 500 BARRA Value Index Fund       Equity            464287408         1,190,126              29561
iShares MSCI EAFE Index Fund                 Equity            464287465           708,945               7825
iShares Dow Jones US Financial Sector        Equity            464287788           303,361               4675
iShares S&P Small Cap 600 BARRA Growth       Equity            464287887           311,763               4993
Johnson & Johnson                            Equity            478160104         1,225,687              21180
Kla-Tencor Corp                              Equity            482480100           283,043               7875
Kimberly Clark                               Equity            494368103           931,021              20480
Eli Lilly & Company                          Equity            532457108           233,229               4081
Linear Technology Corp                       Equity            535678106           211,460               6850
Lowes Companies Inc                          Equity            548661107           894,570              21915
Lucent Technologies Inc                      Equity            549463107            51,147              34794
MBNA Corporation                             Equity            55262L100         1,121,556              74522
Malaysia Fund                                Equity            560905101            72,000              20000
Medtronic Inc                                Equity            585055106           639,847              14181
Merck & CO., Inc                             Equity            589331107         1,241,917              22671
Microsoft Corporation                        Equity            594918104         1,804,420              74532
Millenium Pharmaceuticals Inc                Equity            599902103           159,558              20300
Morgan Stanley Dean Witter & CO.             Equity            617446448           541,579              14122
Motorola Inc                                 Equity            620076109           115,607              13996
NTN Communications Inc                       Equity            629410309            22,620              13000
Nanophase Technologies Corp                  Equity            630079101           410,400             120000
Natl Rural Utility 6.75% Pfd                 Preferred Stock   637432709           247,248              10200
Nisource Inc                                 Equity            65473P105           277,714              15259
Nokia Corp ADR                               Equity            654902204           952,008              67952
Northern Trust Corp                          Equity            665859104         1,410,870              46334
Pepsico Inc                                  Equity            713448108           603,800              15095
Pfizer Inc.                                  Equity            717081103         1,205,113              38675
Qualcomm Inc                                 Equity            747525103           208,800               5800
Royal Dutch Petroleum                        Equity            780257804           259,781               6375
SBC Communications                           Equity            78387G103           855,860              42665
Sara Lee Corp                                Equity            803111103           243,474              13020
Schering Plough Corporation                  Equity            806605101           302,219              16950
Sears Roebuck Ac 7.40% Pfd                   Preferred Stock   812404507           286,520              11600
Solectron Corp                               Equity            834182107            47,323              15670
street Tracks Dow Jones US Small Cap Value   Equity            86330E406           365,864               3305



                                        ------------------------------------                     --------------------------------
                                         INVESTMENT DIRECTION (6)                                      VOTING AUTHORITY (8)
                                        ------------------------------------                     --------------------------------
            NAME OF ISSUER (1)                SOLE        SHARED       NONE  OTHER MANAGERS (7)    SOLE      SHARED      OTHER
            ------------------          ------------------------------------ ------------------  --------------------------------
General Electric Cap Corp 6.10% Pfd          2200         10200          0                           400          0        12000
Harley-Davidson                              4857          4190        319                          1085          0         8281
Home Depot Incorporated                      6600          7950        883                          2100          0        13333
Illinois Tool Works Inc                       100          6085        500                            85        100         6500
Intel Corp                                   5360         14205      27160                          2060        400        44265
International Business Machines Corp          395          5345        657                           200          0         6197
iShares S&P 500 BARRA Value Index Fund      16250         13311          0                          6050          0        23511
iShares MSCI EAFE Index Fund                 6245          1580          0                          2915          0         4910
iShares Dow Jones US Financial Sector        2000          2675          0                          1275          0         3400
iShares S&P Small Cap 600 BARRA Growth       2830          2163          0                          2170          0         2823
Johnson & Johnson                            6000          8580       6600                          1450          0        19730
Kla-Tencor Corp                              5050          2825          0                          1450          0         6425
Kimberly Clark                               9282          7889       3309                          3727          0        16753
Eli Lilly & Company                          1158          1290       1633                           650          0         3431
Linear Technology Corp                       2350          4500          0                          2050        100         4700
Lowes Companies Inc                          8580         12835        500                          3310          0        18605
Lucent Technologies Inc                      6885         26261       1648                          3525        150        31119
MBNA Corporation                            34960         38614        948                         13530        375        60617
Malaysia Fund                                4500             0      15500                             0          0        20000
Medtronic Inc                                4690          4315       5176                           770          0        13411
Merck & CO., Inc                             5988         12388       4295                          2788         50        19833
Microsoft Corporation                       15002         38860      20670                          5180          0        69352
Millenium Pharmaceuticals Inc                   0           300      20000                             0          0        20300
Morgan Stanley Dean Witter & CO.             5405          8537        180                          1200          0        12922
Motorola Inc                                 3900          3466       6630                          2043          0        11953
NTN Communications Inc                          0             0      13000                             0          0        13000
Nanophase Technologies Corp                     0             0     120000                             0          0       120000
Natl Rural Utility 6.75% Pfd                 2400          7800          0                          3000          0         7200
Nisource Inc                                    0         15259          0                             0          0        15259
Nokia Corp ADR                              25119         39558       3275                          7370        325        60257
Northern Trust Corp                         15014         19020      12300                          4980        300        41054
Pepsico Inc                                  5760          7335       2000                          4910          0        10185
Pfizer Inc.                                 16042         16923       5710                          4295        100        34280
Qualcomm Inc                                 4100          1630         70                           780          0         5020
Royal Dutch Petroleum                        4700          1575        100                           100          0         6275
SBC Communications                          18047         18227       6391                          6129          0        36536
Sara Lee Corp                               10750          2270          0                          4900          0         8120
Schering Plough Corporation                 10300          6650          0                          4300          0        12650
Sears Roebuck Ac 7.40% Pfd                   2000          9600          0                          2000          0         9600
Solectron Corp                               3670         11600        400                          1600        150        13920
street Tracks Dow Jones
  US Small Cap Value                         1548          1757          0                           916          0         2389



            NAME OF ISSUER (1)                   TYPE (2)        CUSIP (3)    MARKET (4)       SHARES/PV (5)
            ------------------                   --------        ---------    ----------       -------------
Sun Microsystems                             Equity            866810104            78,908              24205
Teva Pharmaceutical Inds Ltd                 Equity            881624209           585,599              14060
Thai Fund, Inc.                              Equity            882904105            42,177              10414
Tribune CO                                   Equity            896047107           278,747               6193
Tyco International Ltd.                      Equity            902124106           500,858              38947
Ultralife Batteries Inc                      Equity            903899102           209,500              50000
Vectren Corp                                 Equity            92240G101           251,796              11706
Verizon Communications                       Equity            92343V104           445,693              12608
Wal-Mart Stores Inc                          Equity            931142103           651,416              12520
Walgreen CO                                  Equity            931422109         1,619,513              54936
Wellpoint Health Networks Inc Class A        Equity            94973H108           351,745               4583
Wells Fargo & CO New                         Equity            949746101           458,178              10184
Worldcom Inc - Worldcom Group                Equity            98157D106             8,745              60307
Flextronics International Ltd                Equity            Y2573F102           359,090              41180
                                                                          -------------------------------------
                                                                               $52,062,359          2,571,819
                                                                          =====================================


                                    -------------------------------------                     ----------------------------------
                                      INVESTMENT DIRECTION (6)                                         VOTING AUTHORITY (8)
                                    -------------------------------------                     ----------------------------------
            NAME OF ISSUER (1)             SOLE        SHARED       NONE  OTHER MANAGERS (7)        SOLE      SHARED      OTHER
            ------------------      ------------------------------------- ------------------  ----------------------------------
Sun Microsystems                          3350         12115       8740                             200        100        23905
Teva Pharmaceutical Inds Ltd              8050          6010          0                            2760          0        11300
Thai Fund, Inc.                              0             0      10414                               0          0        10414
Tribune CO                                 400          5793          0                             400          0         5793
Tyco International Ltd.                  17295         20895        757                            4650        100        34197
Ultralife Batteries Inc                      0             0      50000                               0          0        50000
Vectren Corp                              8194          3512          0                            2997          0         8709
Verizon Communications                    5959          3818       2831                             805          0        11803
Wal-Mart Stores Inc                       3425          8326        769                            1875          0        10645
Walgreen CO                              21358         22939      10639                            8750        100        46086
Wellpoint Health Networks
  Inc Class A                             1508          3075          0                             400        100         4083
Wells Fargo & CO New                       200          8308       1676                            1204          0         8980
Worldcom Inc - Worldcom Group            10220         36883      13204                            4230        200        55877
Flextronics International Ltd            25490         15690          0                           10190          0        30990
                                   -------------------------------------                      ----------------------------------
                                       761,718     1,113,240    696,861                         279,267      4,225    2,288,327
                                   =====================================                      ==================================